Consolidated Balance Sheets - USD ($)		Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents		$ 213,822,331	$ 241,634,262
Restricted cash, current		580,019	88,614
Short-term investments		4,906,760	496,122
Accounts receivable, net		1,586,766	946,514
Advances to suppliers		70,312	198,617
Inventories, net		597,116	198,846
Prepayments		322,382	304,453
VAT recoverable, current		3,203,198
Other current assets, net		5,676,953	5,691,679
Total current assets		230,765,837	249,559,107
Non-current assets:
Property, plant and equipment, net		29,907,181	33,151,061
Intangible assets, net		3,339,664	2,329,777
Operating lease right-of-use assets		3,348,442	6,119,535
Operating lease right-of-use assets - related parties		40,081	31,197
Restricted cash, non-current		602,178	1,197,286
Goodwill		1,277,789
VAT recoverable, non-current		766,587	4,061,079
Other assets		5,756,224	1,790,606
Total non-current assets		45,038,146	48,680,541
Total assets		275,803,983	298,239,648
Current liabilities:
Accounts payable		286,099	292,570
Accrued liabilities and other payables		10,367,210	9,804,848
Operating lease liabilities, current		1,114,377	1,764,259
Operating lease liabilities - related parties, current		29,961	28,849
Advances from customers		55,403	69,361
Total current liabilities		11,853,050	11,959,887
Non-current liabilities:
Operating lease liabilities, non-current		2,877,122	4,880,844
Operating lease liabilities – related party, non-current		10,120	2,348
Other non-current liability		376,841
Deferred tax liabilities		326,452	74,225
Total non-current liabilities		3,590,535	4,957,417
Total liabilities		15,443,585	16,917,304
Equity:
Additional paid-in capital		396,454,715	397,467,795
Statutory reserves		11,079,649	11,079,649
Accumulated deficit		(135,091,716)	(114,840,665)
Accumulated other comprehensive loss		(12,874,020)	(13,887,088)
Total Ebang International Holdings Inc. shareholders’ equity		259,592,784	279,843,847
Non-controlling interest		767,614	1,478,497
Total equity		260,360,398	281,322,344
Total liabilities and equity		275,803,983	298,239,648
Class A Ordinary Shares
Equity:
Ordinary share	[1]	18,178	18,178
Class B Ordinary Shares
Equity:
Ordinary share		$ 5,978	$ 5,978

[1]	As of December 31, 2024 and 2023, 263,322 reserved for future issuance upon the vesting of RSAs granted under the 2020 Plan were considered issued but not outstanding. See Note 12.